Other Balance Sheet Components (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, net:
Accounts receivable	$ 282,525	$ 209,688
Allowance for doubtful accounts:
Balance at the beginning of year	(16,307)	(11,054)	(11,492)
Additional provision charged to expenses	(21,574)	(10,385)	(3,869)
Write-off	15,120	5,132	4,307
Balance at the end of year	(22,761)	(16,307)	(11,054)
Accounts receivable, net	259,764	193,381
Prepaid expenses and other current assets:
Prepayments for long-term investments	57,340	18,842
Rental and other deposits	9,320	8,768
Content fees	7,886	7,914
Dividend receivable	7,735
Current deferred tax assets	3,867	3,480
Others	23,066	18,178
Prepaid expenses and other current assets	109,214	57,182
Property and equipment, net:
Property and equipment, gross	240,579	226,849
Less: Accumulated depreciation	(176,850)	(145,929)
Property and equipment, net	63,729	80,920	76,640
Other assets:
Prepayment for land use right and office building	158,957	89,163
Issuance cost of convertible debt	10,483	16,074
Investment deposits	9,457	6,027
Non-current deferred tax assets	453	1,074
Others	241	1,007
Total Other assets	179,591	113,345
Accrued liabilities:
Sales rebates	63,407	48,047
Pass through funding of SINA Pay	56,030	4,467
Accrued compensation and benefits	38,713	27,978
Marketing expenses	37,156	29,656
Content fees	23,257	21,296
Internet connection costs	14,552	8,397
Sales commissions	13,847	7,018
Advertisement production costs	9,043	10,352
Amounts owed on non-controlling interests in subsidiary	1,123	12,073
Others	63,140	51,553
Total Accrued liabilities	320,268	220,837
Computers and equipment
Property and equipment, net:
Property and equipment, gross	211,236	200,506
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	14,857	13,620
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	12,324	10,909
Other
Property and equipment, net:
Property and equipment, gross	$ 2,162	$ 1,814